Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of accounting	g
These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) and as adopted by the European Union as of December 31, 2024.

Changes in accounting policies are described in policy 6. All accounting policies have been consistently applied for all periods presented in the consolidated financial statements unless disclosed otherwise.

The consolidated financial statements were authorized for issue by the Supervisory Board on April 9, 2025.

Basis of measurement	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statement of financial position:
•Derivative financial instruments are measured at fair value
•Non-current assets held for sale are recognized at fair value less cost of disposal if it is lower than their carrying amount
•Investments: equity investments are measured at fair value

Functional and presentation currency	Functional and presentation currency
The consolidated financial statements are presented in USD, which is the Company's functional and presentation currency. All financial information presented in USD has been rounded to the nearest thousand except when otherwise indicated.

Use of estimates and judgements	Use of estimates and judgements
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group's accounting policies and the reported amounts of assets and liabilities, income and expenses.
The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
A.    Judgements
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statement is included in the following notes:
•Note 8 - Impairment
•Note 11 - Oceania cash security deposit: accounted as long term asset
•Note 17 - Sale and leaseback: accounted for as a sale or a financing transaction
B.    Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts in the next financial years is included in the following notes:
•Accounting policy 11.5 - Depreciation policy: The Group reviewed the residual value of its vessels, an accounting estimate, in accordance with its accounting policy. The Group considered its continued focus on sustainability, recent trends of the steel industry and the direction of the industry moving forward. Specifically, the Group considered the steel industry's commitment to be carbon neutral in 2050 and the impact of this on scrap steel.

Scrap steel is easily recoverable and infinitely recyclable and all scenarios leading to carbon neutrality in 2050 are likely to lead to an increased consumption of scrap steel. Further, the use of scrap steel to produce finished products instead of metal ore results in reduced greenhouse gas emissions.

The recycling of steel scrap obtained from end-of-life vessels also helps reduce air and water pollution. Steel scrap from end-of-life products can be recycled back into new steel products with potentially a very low CO2 footprint. This indicates that there will likely be a continuous need for scrap steel and, given the limited availability of scrap steel, this in turn should have a positive impact on the price of steel.

The costs of recycling a vessel with due respect for the environment and the safety of the workers in specialized yards is challenging to forecast as regulations and good industry practice leading to self-regulation can dramatically change over time. As a result, the Group has continued to apply a residual value estimate for its vessels equal to the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton less supplemental costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually.

Based on the annual re-assessment of the residual value, the residual value for all types of vessels will be adjusted prospectively as from December 31, 2024 onwards. There is no impact on the 2024 consolidated financial statements. Taking into account the fleet composition as per December 31, 2024, the impact on the consolidated statement of profit or loss for the year ending December 31, 2025 will be approximately $10.8 million of lower depreciation. The residual values for the different types of vessel will be re-assessed at December 31, 2025.

•Note 8 - Impairment test: key assumptions underlying the recoverable amount and in particular forecasted TCE, discount rates and residual value;
•Note 10 - Measurement of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.
•Note 22 - Arbitration proceedings related to the vessel Oceania.
The significant assumptions and accounting estimates used to support the reported amounts of assets and liabilities, income and expenses were regularly reviewed, and if needed updated, during 2024. The main judgements, estimates and assumptions are:
•Note 8 – Impairment test: the carrying amount of the vessels is reviewed to determine whether an indication of impairment exists. The review of the indicators did not trigger the requirement to perform a more in-depth impairment analysis at December 31, 2024.

•Bunkers on the vessels are valued at lower of cost or net realizable value. Positive results were realized in 2024 and the Group expects for 2025 the same based on the forecasted TCE rates.
•Allowance for expected credit losses: in accordance with IFRS 9, the group recognizes expected credit losses on trade receivables following the simplified approach. Lifetime expected losses are recognized for the trade receivables, excluding recoverable VAT amounts. Based on customer's payment behavior, no significant additional allowances for expected credit losses were to be recognized as per December 31, 2024.
Measurement of fair values
Measurement of fair values
A number of the Group's accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e.as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 3 - Assets and liabilities held for sale and discontinued operations;
•Note 20 - Financial instruments

Changes in accounting policies	Changes in material accounting policies
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2024 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2023.
On January 4, 2024, Euronav Shipping NV paid the security deposit of $45.7 million to the High Court of Malaya (Malaysia) as security for the release from arrestation of the vessel Oceania. We refer to accounting policy 9.1.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH Enterprises. We refer to accounting policy 7.1.
On April 18, 2024, the Group has purchased 10% of the shares in Anglo-Eastern Univan Group Limited which has been accounted for as an investment with no significant influence. We refer to accounting policy 9.1. During the current financial period, the Group has adopted all the new and revised Standards and Interpretations issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2024. The Group has not applied any new IFRS requirements that are not yet effective as per December 31, 2024.

The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:

•Supplier Finance Arrangements (Amendment to IAS 7 and IFRS 7).

•Lease Liability in a Sale and Leaseback (Amendment to IFRS 16).

•Classification of Liabilities as Current or Non-Current (Amendment to IAS 1).

•Non-current Liabilities with Covenants (Amendment to IAS 1).

The adoption of these new standards and amendments has not led to major changes in the Group’s accounting policies.
New standards and interpretations not yet adopted
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2024 and/or not yet adopted by the European Union as per December 31, 2024 and for which the impact might be relevant:
•IFRS 18 Presentation and Disclosure in Financial Statements*
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:
◦Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
◦Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
◦Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

* Not yet endorsed by the EU as of December 31, 2024

None of the other new standards, interpretations and amendments which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2024 and/or not yet adopted by the European Union as per December 31, 2024 are expected to have a material effect on the Group's future financial statements.

Basis of Consolidation	Basis of Consolidation
7.1.    Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test' that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH Enterprises which was a transaction under common control for which the Company has chosen to apply book value accounting. The Company has opted to apply the book values of CMB.TECH Enterprises as included in CMB's IFRS consolidated financial statements. The Company had the option to restate the 2023 figures, adding CMB.TECH Enterprises as of November 22, 2023, the date CMB obtained control over CMB.TECH, but elected not to restate its 2023 comparatives.
7.2.    Interests in equity-accounted investees
Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Interests in joint ventures include any long-term interests that, in substance, form part of the Group's investment in those joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the joint ventures' operations or has made payments on their behalf.

Business combinations	Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test' that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH Enterprises which was a transaction under common control for which the Company has chosen to apply book value accounting. The Company has opted to apply the book values of CMB.TECH Enterprises as included in CMB's IFRS consolidated financial statements. The Company had the option to restate the 2023 figures, adding CMB.TECH Enterprises as of November 22, 2023, the date CMB obtained control over CMB.TECH, but elected not to restate its 2023 comparatives.

Interests in equity-accounted investees	Interests in equity-accounted investees
Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income (OCI) of equity-accounted investees, until the date on which significant influence or joint control ceases.

Interests in joint ventures include any long-term interests that, in substance, form part of the Group's investment in those joint ventures and include unsecured shareholder loans for which settlement is neither planned nor likely to occur in the foreseeable future, which, therefore, are an extension of the Group's investment in those joint ventures. The Group's share of losses that exceeds its investment is applied to the carrying amount of those loans. After the Group's interest is reduced to zero, a liability is recognized to the extent that the Group has a legal or constructive obligation to fund the joint ventures' operations or has made payments on their behalf.

Foreign currency	Foreign currency
8.1.    Foreign currency transactions

Transactions in foreign currencies are translated to USD at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to USD at the foreign exchange rate applicable at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising on translation are generally recognized in profit or loss. However, foreign currency differences arising from the translation of the following items are recognized in OCI:
•a financial liability designated as a hedge of the net investment in a foreign operation to the extent that the hedge is effective; and
•qualifying cash flow hedges to the extent that the hedges are effective.

8.2.    Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at rates approximating the exchange rates at the dates of the transactions.

Foreign currency differences are recognized directly in equity (Translation reserve). When a foreign operation is disposed of, in part or in full, the relevant amount in the translation reserve is transferred to profit or loss.

Financial Instruments	Financial instruments
9.1.    Non-derivative financial assets

Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On January 4, 2024, Euronav Shipping NV paid the security deposit of $45.7 million to the High Court of Malaya (Malaysia) as security for the release from arrestation of the vessel Oceania. Considering that the deposit will either be refunded or used to settle any potential future liability which gives the Group the rights to obtain future economic benefits from it, the deposit qualifies as an asset and has been accounted for as a non-current asset as per December 31, 2024 because the Company doesn’t expect an outcome of the ongoing proceedings within the year.

On April 18, 2024, the Group has purchased 10% of the shares in Anglo-Eastern Univan Group Limited which has been classified as an investment subsequently measured at fair value, with changes in fair value recognized through profit or loss. In view of the fact that the investment is a recent acquisition and taking into account that Anglo-Eastern is not a publicly quoted entity, management considered the purchase price as representative for its fair value. At the balance sheet date no impairment indicators were identified following which no fair value adjustment was accounted for in the 2024 financial statements. The fair value of this investment will be re-assessed annually.
9.2.    Non-derivative financial liabilities

Classification and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.
A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gains or loss on derecognition is also recognized in profit or loss.

Liabilities in sale and leaseback agreements assessed as not being a sale are measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the fair value of the assets transferred at the end of the lease term or if the Group changes its assessment of whether it will exercise the purchase option, if applicable.

Any changes in the financial liabilities from remeasurement are recognized through profit or loss.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, canceled or expired. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Related to the share sale and the fleet sale which was approved on a Special General Meeting, the remaining Euronav fleet was refinanced in a Global Refinancing $1,290 million facility on November 7, 2023. The Company has fully repaid the outstanding liabilities for some loans in the fourth quarter of 2023 (see Note 17).

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid
(including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables. Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

9.3.    Derivative financial instruments

Derivative financial instruments and hedge accounting

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.

Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, derivatives are remeasured at fair value and changes therein are generally recognized in profit or loss.

The Group designated certain derivatives as hedging instruments to hedge the variability in cash flows. The Group entered into interest rate swaps and forward exchange contracts to hedge this risk (see Note 15).

The Group ensures that hedge accounting relationships are aligned with its risk management objectives and strategy and apply a more qualitative and forward looking approach in assessing hedge effectiveness. On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objective(s) and strategy for undertaking the hedge. The Group also documents the methods that will be used to assess the effectiveness of the hedging relationship and makes an assessment whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the cash flows of the respective hedged items during the period for which the hedge is designated.

On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analysis.
The Group entered into several commodity swaps and futures in connection with its low sulfur fuel oil project. These instruments qualified as hedging instruments. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss during 2020. As from 2021, all changes were recognized in profit or loss. As of the fourth quarter of 2023, the Group did no longer enter into commodity swaps due to the sale of the ULCC Oceania (see Note 15).

Hedges directly affected by the interest rate benchmark reform
The Group has adopted the Phase 2 amendments and retrospectively applied them from January 1, 2021.

When the basis for determining the contractual cash flows of the hedged item or hedging instrument changes as a result of the IBOR reform and therefore there is no longer uncertainty arising about the cash flows of the hedged item or the hedging instrument, the Group amends the hedge documentation of that hedging relationships to reflect the change(s) required by the IBOR reform. For this purpose, the hedge designation is amended only to make one or more of the following changes:

•designating an alternative benchmark rate as the hedged risk;
•updating the description of the hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
•updating the description of the hedging instrument.

The Group amends the description of the hedging instrument only if the following conditions are met:

•it makes a change required by the IBOR reform by using an approach other than changing the basis for determining the contractual cash flows of the hedging instrument or using another approach that is economically equivalent to changing the basis for determining the contractual cash flows of the original hedging instrument; and
•the original hedging instrument is not derecognized.

The Group amends the formal hedge documentation by the end of the reporting period during which a change required by the IBOR reform is made to the hedged risk, hedged item or hedging instrument. These amendments in the formal hedge documentation do not constitute the discontinuation of the hedging relationship or the designation of a new hedging relationship.

If changes are made in addition to these changes required by the IBOR reform described above, then the Group first considers whether those additional changes result in the discontinuation of the hedge accounting relationship. If the additional changes do not result in the discontinuation of the hedge accounting relationship, then the Group amends the formal hedge documentation as mentioned above. In connection to the $150.0 million facility (see Note 15), the Company has decided to consolidate 12 Interest Rate Swaps (IRSs) into 4 IRSs with effect as from December 29, 2023. The consolidated IRSs will have the average fixed rates of the former IRSs and the consolidated amounts are in line with the sum of the former IRSs. In the third quarter of 2024 4 additional IRSs were concluded which have been consolidated into 4 IRSs with effect as from October 23, 2024. Because there is no change in the future cash flows, the consolidation is not treated as a modification because it does not change the economic relationship between the hedged item (the $150.0 million facility) and the hedging instrument (the IRSs).

When the interest rate benchmark on which the hedged future cash flows had been used is changed as required by the IBOR reform, for the purpose of determining whether the hedged future cash flows are expected to occur, the Group deems that the hedging reserve recognized in OCI for that hedging relationship is based on the alternative benchmark rate on which the hedged future cash flows will be based.

See Note 20 for related disclosures.

Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss. In relation to the refinancing and the repayment of the existing loan facilities in the fourth quarter of 2023, the IRSs have been unwound and have been recognized in the profit or loss (see Note 6 and 15).

If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

9.4.    Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.

Non-derivative financial assets	Non-derivative financial assets
Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI - debt investment; FVOCI - equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On January 4, 2024, Euronav Shipping NV paid the security deposit of $45.7 million to the High Court of Malaya (Malaysia) as security for the release from arrestation of the vessel Oceania. Considering that the deposit will either be refunded or used to settle any potential future liability which gives the Group the rights to obtain future economic benefits from it, the deposit qualifies as an asset and has been accounted for as a non-current asset as per December 31, 2024 because the Company doesn’t expect an outcome of the ongoing proceedings within the year.

On April 18, 2024, the Group has purchased 10% of the shares in Anglo-Eastern Univan Group Limited which has been classified as an investment subsequently measured at fair value, with changes in fair value recognized through profit or loss. In view of the fact that the investment is a recent acquisition and taking into account that Anglo-Eastern is not a publicly quoted entity, management considered the purchase price as representative for its fair value. At the balance sheet date no impairment indicators were identified following which no fair value adjustment was accounted for in the 2024 financial statements. The fair value of this investment will be re-assessed annually.

Non-derivative financial liabilities	Non-derivative financial liabilities
Classification and subsequent measurement

Financial liabilities are classified as measured at amortized cost or FVTPL.
A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gains or loss on derecognition is also recognized in profit or loss.

Liabilities in sale and leaseback agreements assessed as not being a sale are measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the fair value of the assets transferred at the end of the lease term or if the Group changes its assessment of whether it will exercise the purchase option, if applicable.

Any changes in the financial liabilities from remeasurement are recognized through profit or loss.

Derecognition

The Group derecognizes a financial liability when its contractual obligations are discharged, canceled or expired. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Related to the share sale and the fleet sale which was approved on a Special General Meeting, the remaining Euronav fleet was refinanced in a Global Refinancing $1,290 million facility on November 7, 2023. The Company has fully repaid the outstanding liabilities for some loans in the fourth quarter of 2023 (see Note 17).

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid
(including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Non-derivative financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables. Bank overdrafts that are repayable on demand and form an integral part of the Group's cash management are included as a component of cash and cash equivalents for the purpose of the statement of cash flows.

Derivative financial instruments	Derivative financial instruments
Derivative financial instruments and hedge accounting

The Group from time to time may enter into derivative financial instruments to hedge its exposure to market fluctuations, foreign exchange and interest rate risks arising from operational, financing and investment activities.

Derivatives are initially measured at fair value; attributable transaction costs are expensed as incurred. Subsequent to initial recognition, derivatives are remeasured at fair value and changes therein are generally recognized in profit or loss.

The Group designated certain derivatives as hedging instruments to hedge the variability in cash flows. The Group entered into interest rate swaps and forward exchange contracts to hedge this risk (see Note 15).

The Group ensures that hedge accounting relationships are aligned with its risk management objectives and strategy and apply a more qualitative and forward looking approach in assessing hedge effectiveness. On initial designation of the derivative as hedging instrument, the Group formally documents the economic relationship between the hedging instrument(s) and hedged item(s), including the risk management objective(s) and strategy for undertaking the hedge. The Group also documents the methods that will be used to assess the effectiveness of the hedging relationship and makes an assessment whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the cash flows of the respective hedged items during the period for which the hedge is designated.

On an ongoing basis, the Group assesses whether the hedge relationship continues and is expected to continue to remain highly effective using retrospective and prospective quantitative and qualitative analysis.
The Group entered into several commodity swaps and futures in connection with its low sulfur fuel oil project. These instruments qualified as hedging instruments. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss during 2020. As from 2021, all changes were recognized in profit or loss. As of the fourth quarter of 2023, the Group did no longer enter into commodity swaps due to the sale of the ULCC Oceania (see Note 15).

Hedges directly affected by the interest rate benchmark reform
The Group has adopted the Phase 2 amendments and retrospectively applied them from January 1, 2021.

When the basis for determining the contractual cash flows of the hedged item or hedging instrument changes as a result of the IBOR reform and therefore there is no longer uncertainty arising about the cash flows of the hedged item or the hedging instrument, the Group amends the hedge documentation of that hedging relationships to reflect the change(s) required by the IBOR reform. For this purpose, the hedge designation is amended only to make one or more of the following changes:

•designating an alternative benchmark rate as the hedged risk;
•updating the description of the hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
•updating the description of the hedging instrument.

The Group amends the description of the hedging instrument only if the following conditions are met:

•it makes a change required by the IBOR reform by using an approach other than changing the basis for determining the contractual cash flows of the hedging instrument or using another approach that is economically equivalent to changing the basis for determining the contractual cash flows of the original hedging instrument; and
•the original hedging instrument is not derecognized.

The Group amends the formal hedge documentation by the end of the reporting period during which a change required by the IBOR reform is made to the hedged risk, hedged item or hedging instrument. These amendments in the formal hedge documentation do not constitute the discontinuation of the hedging relationship or the designation of a new hedging relationship.

If changes are made in addition to these changes required by the IBOR reform described above, then the Group first considers whether those additional changes result in the discontinuation of the hedge accounting relationship. If the additional changes do not result in the discontinuation of the hedge accounting relationship, then the Group amends the formal hedge documentation as mentioned above. In connection to the $150.0 million facility (see Note 15), the Company has decided to consolidate 12 Interest Rate Swaps (IRSs) into 4 IRSs with effect as from December 29, 2023. The consolidated IRSs will have the average fixed rates of the former IRSs and the consolidated amounts are in line with the sum of the former IRSs. In the third quarter of 2024 4 additional IRSs were concluded which have been consolidated into 4 IRSs with effect as from October 23, 2024. Because there is no change in the future cash flows, the consolidation is not treated as a modification because it does not change the economic relationship between the hedged item (the $150.0 million facility) and the hedging instrument (the IRSs).

When the interest rate benchmark on which the hedged future cash flows had been used is changed as required by the IBOR reform, for the purpose of determining whether the hedged future cash flows are expected to occur, the Group deems that the hedging reserve recognized in OCI for that hedging relationship is based on the alternative benchmark rate on which the hedged future cash flows will be based.

See Note 20 for related disclosures.

Cash flow hedges
When a derivative is designated as the hedging instrument in a hedge of the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and presented in the hedging reserve in equity. The amount recognized in OCI is removed and included in profit or loss in the same period as the hedged cash flows affect profit or loss under the same line item in the statement of profit or loss as the hedged item. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of the forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging and recognized in a costs of hedging reserve within equity.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedging reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item's cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss. In relation to the refinancing and the repayment of the existing loan facilities in the fourth quarter of 2023, the IRSs have been unwound and have been recognized in the profit or loss (see Note 6 and 15).

If the hedged future cash flows are no longer expected to occur, then the balance in equity is reclassified to profit or loss.

Share capital	Share capital
Ordinary share capital
Ordinary share capital is classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.
Repurchase of share capital
When share capital recognized as equity is repurchased, the amount of the consideration paid, including directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and presented in the reserve for own shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in retained earnings.

Intangible assets	Intangible assets
Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and impairment losses, refer to accounting policy 11.
The cost of an intangible asset acquired in a separate acquisition is the cash paid or the fair value of any other consideration given. The cost of an internally generated intangible asset includes the directly attributable expenditure of preparing the asset for its intended use.
Subsequent expenditure on intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates and its cost can be measured reliably. All other expenditure is expensed as incurred.
Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of the intangible assets from the date they are available for use. The estimated useful lives are as follows:
•Internally generated intangible assets:    3 years
•Software:          3 - 5 years
•Customer contracts (service component of the FSO customer contracts):    10 years
Amortization methods, useful lives and residual values are reviewed on a yearly basis and adjusted if appropriate.

Vessels, property, plant and equipment	Vessels, property, plant and equipment
11.1.    Owned assets
Vessels and items of property, plant and equipment are stated at cost or deemed cost less accumulated depreciation (see below) and impairment losses, refer to accounting policy 12. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of assets includes the following:
•The cost of materials and direct labor;
•Any other costs directly attributable to bringing the assets to a working condition for their intended use;
•When the Group has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located; and
•Capitalized borrowing costs.
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment, refer to accounting policy 11.6.
Gains and losses on disposal of a vessel or of another item of property, plant and equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of property, plant and equipment and are recognized in profit or loss.
For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.
11.2.    Assets under construction
Assets under construction, especially newbuilding vessels, are accounted for in accordance with the stage of completion of the newbuilding contract. Typical stages of completion are the milestones that are usually part of a newbuilding contract: signing or receipt of refund guarantee, steel cutting, keel laying, launching and delivery. All stages of completion are guaranteed by a refund guarantee provided by the shipyard.
11.3.    Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other expenditure is recognized in the consolidated statement of profit or loss as an expense as incurred.
11.4.    Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset.
11.5.    Depreciation
Depreciation is charged to the consolidated statement of profit or loss on a straight-line basis over the estimated useful lives of vessels and items of property, plant and equipment. The right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the basis of that of property and equipment (refer to accounting policy 17).

Vessels and items of property, plant and equipment are depreciated from the date that they are available for use. Internally constructed assets are depreciated from the date that the assets are completed and ready for use.

The estimated useful lives of significant items of property, plant and equipment are as follows:

-	vessels	20 years
-	FSO/FPSO	30 years
-	CTV's	15 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

The useful life of the FSOs have been assessed as 30 years due to the extension for ten years of the time charter contract in direct continuation of their current contractual service, or until July 21, 2032 and September 21, 2032 respectively. The end of the useful economic life of the FSO vessels was set equal to the contract end date or approximately 30 years since build date.
As explained in policy 5.B., management re-assesses on a yearly basis the residual value of its fleet. During 2024, each vessel's residual value was equal to the product of its lightweight tonnage and an estimated net scrap rate of:

-	crude oil tanker	$390/LDT
-	chemical tanker	$420/LDT
-	dry bulk	$410/LDT
-	container	$430/LDT

The reassessment at the end of 2024 resulted in revised rates which are applicable as from January 1, 2025. The revised net scrap rates are the following:

-	crude oil tanker	$460/LDT
-	chemical tanker	$470/LDT
-	dry bulk	$460/LDT
-	container	$480/LDT

The same applies to sale and leaseback agreements of the Group. In accordance with IFRS, these transactions were not accounted for as a sale but CMB.TECH as seller-lessee will continue to recognize the transferred assets. The Company has a purchase obligation or purchase option at the end of the contract. The vessels will be depreciated to the end of its useful life using the same residual value as other vessels in the fleet.

Depreciation methods, useful lives and residual values are reviewed at year-end and adjusted if appropriate.
11.6.    Dry-docking – component approach
Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted for as separate items of property, plant and equipment. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed whilst the vessel is in dry-dock. Components installed during dry-dock with a useful life of more than 1 year are depreciated over their estimated useful-life.

Impairment	Impairment
12.1.    Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy 19), inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Vessels

The Group analyzes the following internal and external indicators to assess whether vessels might be impaired:

•    the obsolescence or physical damage of an asset;
•    significant changes in the extent or manner in which vessels are (or are expected to be) used that have (or will have) an adverse effect on the entity;
•    plans to dispose of assets before the previously expected date of disposal;
•    indications that the performance of a CGU is, or will be, worse than expected;
•    significant increases in cash flows for acquiring, operating or maintaining vessels that are significantly higher than originally budgeted;
•    net cash flows or operating profits that are lower than originally budgeted;
•    net cash outflows or operating losses;
•    market capitalization significantly below net asset value for a prolonged period of time;
•    a significant and unexpected decline in market value of vessels;
•    significant adverse effects in the technological, market, economic, legal and regulatory environment, including but not limited to, vessel and crude oil supply and demand trends;
•    increases in market interest rates.

The Group defines its CGU for vessels as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a CGU.
When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Group performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. For assessing value in use, assumptions are made regarding forecast charter rates, using the weighted average of past and ongoing shipping cycles including management judgment for the ongoing cycle and for the weighting factors applied, the weighted average cost of capital (WACC), the useful life of the vessels and a residual value. After careful consideration of the trends in the shipping industry, management considers it is appropriate to use as a residual value of the vessels an amount equal to the lightweight tonnage of the vessel, multiplied by the market price of scrap per ton, less disposal costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments.

The market scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually at year-end.
Although management believes that its process to determine the assumptions used to evaluate the carrying amount of the assets, when required, is reasonable and appropriate, such assumptions are subject to judgment. Management is assessing continuously the resilience of its projections to the business cycles that can be observed in the market, and concluded that a business cycle approach provides a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience.
Non-financial assets	Non-financial assets
The carrying amounts of the Group's non-financial assets, other than deferred tax assets (refer to accounting policy 19), inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Vessels

The Group analyzes the following internal and external indicators to assess whether vessels might be impaired:

•    the obsolescence or physical damage of an asset;
•    significant changes in the extent or manner in which vessels are (or are expected to be) used that have (or will have) an adverse effect on the entity;
•    plans to dispose of assets before the previously expected date of disposal;
•    indications that the performance of a CGU is, or will be, worse than expected;
•    significant increases in cash flows for acquiring, operating or maintaining vessels that are significantly higher than originally budgeted;
•    net cash flows or operating profits that are lower than originally budgeted;
•    net cash outflows or operating losses;
•    market capitalization significantly below net asset value for a prolonged period of time;
•    a significant and unexpected decline in market value of vessels;
•    significant adverse effects in the technological, market, economic, legal and regulatory environment, including but not limited to, vessel and crude oil supply and demand trends;
•    increases in market interest rates.

The Group defines its CGU for vessels as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a CGU.
When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Group performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. For assessing value in use, assumptions are made regarding forecast charter rates, using the weighted average of past and ongoing shipping cycles including management judgment for the ongoing cycle and for the weighting factors applied, the weighted average cost of capital (WACC), the useful life of the vessels and a residual value. After careful consideration of the trends in the shipping industry, management considers it is appropriate to use as a residual value of the vessels an amount equal to the lightweight tonnage of the vessel, multiplied by the market price of scrap per ton, less disposal costs such as repositioning the vessel, commissions and preparation fees, and after consideration of the impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments.

The market scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average, taking into account any significant impact of (changes in) worldwide recycling regulations (EU regulation versus other) and developments, which is updated annually at year-end.
Although management believes that its process to determine the assumptions used to evaluate the carrying amount of the assets, when required, is reasonable and appropriate, such assumptions are subject to judgment. Management is assessing continuously the resilience of its projections to the business cycles that can be observed in the market, and concluded that a business cycle approach provides a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience.
Assets held for sale	Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. Immediately before classification as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group's accounting policies. Thereafter generally the assets or disposal group are measured at the lower of their carrying amount and fair value less cost of disposal. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets or investment property, which continue to be measured in accordance with the Group's accounting policies. Impairment losses on initial classification as held for sale and subsequent gains and losses on remeasurement are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss.

Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

Inventory	Inventory
The inventory on board of our vessels is accounted for on a first-in, first-out basis. No write down is needed as long as the freight market remains robust offsetting potential higher weighted average consumption costs of the bunker oil consumed from that inventory.

Bunker expenses and consumed lubricants are recognized in profit or loss upon consumption.

Inventories of spare parts, raw materials and trucks are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in first-out principle, and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Revenue	Revenue
15.1.    Pool revenues
Aggregated revenue recognized on a daily basis from vessels operating on voyage charters in the spot market and on contract of affreightment within the pool is converted into an aggregated net revenue amount by subtracting aggregated voyage expenses (such as fuel and port charges) from gross voyage revenue. These aggregated net revenues are combined with aggregated floating time charter revenues to determine aggregated pool Time Charter Equivalent revenue (TCE). Aggregated pool TCE revenue is then allocated to pool partners in accordance with the allocated pool points earned for each vessel that recognizes each vessel's earnings capacity based on its cargo, capacity, speed and fuel consumption performance and actual on hire days. The TCE revenue earned by our vessels operated in the pools is equal to the pool point rating of the vessels multiplied by time on hire, as reported by the pool manager.
TI administration fees are subtracted from the net pool revenues.

15.2.    Time - and bareboat charters

As a lessor, the Group leases out some of its vessels under time charters and bareboat charters, refer to accounting policy 17.2.

15.3.    Spot voyages

As from January 1, 2018, the Group applied IFRS 15. Voyage revenue is recognized over time for spot charters on a load-to-discharge basis. Progress is determined based on time elapsed. Voyage expenses are expensed as incurred unless they are incurred between the date on which the contract was concluded and the next load port. They are then capitalized if they qualify as fulfillment costs and if they are expected to be recovered.

When our vessels cannot start or continue performing its obligation due to other factors such as port delays, a demurrage is paid. The applicable demurrage rate is stipulated in the contract. Demurrage which occurs at the discharge port is recognized as incurred. As demurrage is often a commercial discussion between the Company and the charterer, the outcome and total compensation received for the delay is not always certain. As such, the Company only recognizes the revenue which is highly probable to be received. No revenue is recognized if the collection of the consideration is not highly probable. The amount of revenue recognized is estimated based on historical data. The Group updates its estimate on an annual basis.

Gain and losses on disposal of vessels	Gain and losses on disposal of vessels
In view of their importance the Group reports gains and losses on the sale of vessels as a separate line item in the consolidated statement of profit or loss. For the sale of vessels, transfer of control usually occurs upon delivery of the vessel to the new owner.

Leases	Leases
17.1.    As a lessee
After lease commencement, the Group measures the right-of-use asset using a cost model, namely at cost less accumulated depreciation and accumulated impairment. The right-of-use asset is subsequently depreciated using the straight-line method, refer to accounting policy 11.5. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The lessee's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources (e.g. World office yield rate) and makes certain adjustments to reflect the terms of the lease and type of the asset leased or by calculating the weighted average of the cost of secured debt and unsecured debt.
The Group has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the profit or loss if the carrying amount of the right-to-use asset has been reduced to zero.
Lease and non-lease components in the contracts are separated.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
17.2.    As a lessor
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance or operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
If the lease qualifies as an operating lease, e.g. time charter out, the leased asset remains on the balance sheet of the lessor and continues being depreciated. The adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of 'revenue' (refer to accounting policy 15.2.). Payments related to service component made under operating leases are also recognized in the income statement over the term of the lease.
The Group sub-leases some of its properties. The sub-lease contracts are classified as finance leases under IFRS 16. For these sub-leases, the right-of-use asset related to the head lease was derecognized and a lease receivable, at an amount equal to the net investment, relating to the sublease is recognized. Subsequently the Group recognizes finance income over the lease term of a finance lease, based on a pattern reflecting a constant periodic rate of return on the net investment and if applicable impairment losses on lease receivable.

Finance income and finance cost	Finance income and finance cost
Net financing costs comprise interest payable on borrowings calculated using the effective interest rate method, interest receivable on funds invested, dividend income, foreign exchange gains and losses, and gains and losses on hedging instruments that are recognized in the consolidated statement of profit or loss (refer to accounting policy 8).
The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:
•    the gross carrying amount of the financial asset; or
•    the amortized cost of the financial liability.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
Interest income is recognized in the consolidated statement of profit or loss as it accrues, taking into account the effective yield on the asset. Dividend income is recognized in the consolidated statement of profit or loss on the date that the dividend is declared. Interest income related to finance lease for the subleases is also recognized in the consolidated statement of profit or loss as a finance income.
The interest expense component of lease liabilities is recognized in the consolidated statement of profit or loss using the effective interest rate method.

Income tax	Income tax
In application of an IFRIC agenda decision on IAS 12 Income taxes, tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the income statement but is shown as an administrative expense under the heading Other operating expenses. In accordance with IFRIC 23 the Group assesses whether there is any uncertainty over Income Tax Treatments.
The Group has determined that the global minimum top-up tax, which is required to be paid under Pillar Two legislation, is an income tax in the scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. The impact for the Group was assessed and it was concluded that a limited top–up tax was applicable for 2024. An advance payment to cover for the estimated top-up tax was made in December 2024 by the ultimate parent entity.
Segment reporting	Segment reporting
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group's other components. The Group distinguishes three divisions and eight operating segments: the Marine division, the H2 Infra division and the H2 Industry division. The Marine division consists of 6 operating segments: Euronav, Bocimar, Delphis, Bochem, Windcat, and Port Vessels. Each segment builds, owns, operates and designs a wide range of conventional vessels and low carbon vessels. Euronav is the oil tanker brand, engaged in the marine transportation and storage of crude oil. Bocimar owns and operates bulkers. Delphis specializes in medium-sized container ships. Bochem is an owner and operator of chemical tankers. Windcat is a provider of crew transfer services to the offshore wind industry. Port vessels are vessels to decarbonize maritime activities in and around port areas.

Although not all operating segments meet the definition of a reportable segment in IFRS 8, the Group voluntarily discloses the related information since reported to the CODM in that way. The Group's internal organizational and management structure does not distinguish any geographical segments.

New standards and interpretations not yet adopted	Changes in material accounting policies
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2024 are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2023.
On January 4, 2024, Euronav Shipping NV paid the security deposit of $45.7 million to the High Court of Malaya (Malaysia) as security for the release from arrestation of the vessel Oceania. We refer to accounting policy 9.1.
The Company entered on February 7, 2024 into a share purchase agreement for the acquisition of 100% of the shares in CMB.TECH Enterprises. We refer to accounting policy 7.1.
On April 18, 2024, the Group has purchased 10% of the shares in Anglo-Eastern Univan Group Limited which has been accounted for as an investment with no significant influence. We refer to accounting policy 9.1. During the current financial period, the Group has adopted all the new and revised Standards and Interpretations issued by the International Accounting Standards Board (IASB) and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2024. The Group has not applied any new IFRS requirements that are not yet effective as per December 31, 2024.

The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:

•Supplier Finance Arrangements (Amendment to IAS 7 and IFRS 7).

•Lease Liability in a Sale and Leaseback (Amendment to IFRS 16).

•Classification of Liabilities as Current or Non-Current (Amendment to IAS 1).

•Non-current Liabilities with Covenants (Amendment to IAS 1).

The adoption of these new standards and amendments has not led to major changes in the Group’s accounting policies.
New standards and interpretations not yet adopted
The Group elected not to early adopt the following new Standards, Interpretations and Amendments, which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2024 and/or not yet adopted by the European Union as per December 31, 2024 and for which the impact might be relevant:
•IFRS 18 Presentation and Disclosure in Financial Statements*
IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:
◦Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities' net profit will not change.
◦Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
◦Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

* Not yet endorsed by the EU as of December 31, 2024

None of the other new standards, interpretations and amendments which have been issued by the IASB and the IFRIC but are not yet effective as per December 31, 2024 and/or not yet adopted by the European Union as per December 31, 2024 are expected to have a material effect on the Group's future financial statements.